Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000254438
Shareholder Report [Line Items]
Fund Name	Atlas America Fund
Trading Symbol	USAF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Atlas America Fund for the period of November 20, 2024 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.actfund.io. You can also request this information by contacting us at (855) 511-0520.
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Atlas America Fund	$47Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period November 20, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 47 [1]
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Fund Performance

Summary of Results (since inception to 6/30/25). From launch on November 20, 2024 through June 30, 2025, Atlas America Fund (USAF) returned +5.42% at NAV (not annualized). NAV moved from $25.06 at inception to $26.42 at period-end. A comparison with the Fund’s broad-based securities market index appears in the Performance section of this report.

Results Drivers.

  Gold was the largest positive driver—strengthening into 2Q’25 as investors sought hedges amid tariff headlines and geopolitical risk.

  Short-maturity U.S. Treasuries contributed positively as front-end yields eased during the period, with the portfolio emphasizing 1–3-year exposure.

  TIPS added modest gains and diversification, capturing the market concern around inflation particularly after the announcements of the current administrations tariff policies,.

  REITs detracted overall—most notably in 4Q’24 and again (slightly) in 2Q’25—amid rate volatility and tariff-related uncertainty.

  Agricultural commodities were accretive to returns during the period.

  Alternative strategies (including a legacy Treasury short, plus defense and cybersecurity ETFs added late in the year) were mixed but modestly positive overall.

Key changes during the fiscal year. In April, the Adviser’s “16 States of the World” model shifted from ‘Recovery’ to ‘Contraction’, prompting: (i) a higher TIPS allocation, (ii) a reduced REITs weight, and (iii) additions to hedging/defense & cybersecurity exposures within the alternatives sleeve; the Fund maintained a long short-duration Treasury stance and a dedicated gold exposure.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Atlas America Fund - NAV	5.42%
S&P 500 Total Return Index	5.74%
Bloomberg 7-10 Year Total Return Index	4.57%
Footnote	Description
Footnote*	Since Commencement of operations November 20, 2024

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

AssetsNet	$ 17,436,111
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 59,985
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Total Net Assets	$17,436,111
# of Portfolio Holdings	65
Portfolio Turnover Rate	67%
Investment Advisory Fees Paid	$59,985

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]
Sector Allocation	% of Net Assets
U.S. Treasury	45.3%
Gold	17.8
TIPS	9.0
REITS	8.9
Agricultural commodities	5.0
Financials	4.9
Information Technology	4.1
Industrials	4.0
Equity Funds	0.9
Purchased Put Option	0.4
Written Put Option	(0.3)

Material Fund Change [Text Block]

[1]	Based on the period November 20, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.